Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.8%
ANZ Group Holdings Ltd.	182,010	$3,709,616
APA Group	71,616	337,949
Aristocrat Leisure Ltd.	34,884	1,546,975
ASX Ltd.	11,217	484,337
BHP Group Ltd.	311,202	8,206,156
BlueScope Steel Ltd.	29,631	429,349
Brambles Ltd.	83,726	1,042,421
CAR Group Ltd.	21,397	581,556
Cochlear Ltd.	4,288	853,823
Coles Group Ltd.	77,262	938,311
Commonwealth Bank of Australia	101,816	10,569,943
Computershare Ltd.	31,777	662,080
CSL Ltd.	29,651	5,466,520
Endeavour Group Ltd./Australia	108,499	310,090
Fortescue Ltd.	105,741	1,310,911
Goodman Group	103,628	2,572,795
GPT Group (The)	110,390	343,343
Insurance Australia Group Ltd.	149,045	830,796
James Hardie Industries PLC(a)	26,016	969,267
Lottery Corp. Ltd. (The)	130,412	442,134
Macquarie Group Ltd.	22,656	3,426,587
Medibank Pvt Ltd.	162,584	406,034
Mineral Resources Ltd.(b)	9,959	219,769
Mirvac Group	227,114	320,822
National Australia Bank Ltd.	188,921	4,836,015
Northern Star Resources Ltd.	65,925	755,937
Orica Ltd.	34,800	412,336
Origin Energy Ltd.	103,063	732,205
Pro Medicus Ltd.(b)	3,485	575,141
Qantas Airways Ltd.(a)	55,683	319,580
QBE Insurance Group Ltd.	86,736	1,133,162
Ramsay Health Care Ltd.	11,416	295,697
REA Group Ltd.	3,051	503,202
Reece Ltd.	17,430	293,832
Rio Tinto Ltd.	22,943	1,775,941
Santos Ltd.	206,310	891,827
Scentre Group	294,835	709,291
SEEK Ltd.	19,820	339,375
SGH Ltd.	12,050	390,651
Sonic Healthcare Ltd.	26,515	495,622
South32 Ltd.	271,765	659,542
Stockland	146,736	500,970
Suncorp Group Ltd.	74,698	961,586
Telstra Group Ltd.	242,297	623,967
Transurban Group	188,214	1,575,772
Treasury Wine Estates Ltd.	48,720	361,394
Vicinity Ltd.	229,899	324,567
Washington H Soul Pattinson & Co. Ltd.	12,877	293,094
Wesfarmers Ltd.	69,001	3,243,317
Westpac Banking Corp.	211,294	4,613,013
WiseTech Global Ltd.	11,398	957,583
Woodside Energy Group Ltd.	114,437	1,835,547
Woolworths Group Ltd.	72,923	1,438,725
Xero Ltd.(a)	9,009	1,025,875
		78,856,350
Austria — 0.0%
Erste Group Bank AG	19,932	1,094,076
OMV AG	8,581	344,055
Verbund AG	3,964	316,712
		1,754,843
Security	Shares	Value
Belgium — 0.2%
Ageas SA	10,062	$508,612
Anheuser-Busch InBev SA	54,389	2,922,985
Argenx SE(a)	3,744	2,310,664
D'ieteren Group	1,354	289,579
Elia Group SA	1,923	180,260
Groupe Bruxelles Lambert NV	6,564	454,711
KBC Group NV	14,581	1,054,352
Lotus Bakeries NV	19	228,709
Sofina SA	850	197,581
Syensqo SA	4,308	320,722
UCB SA	7,294	1,430,367
Warehouses De Pauw CVA	8,967	198,407
		10,096,949
Canada — 3.1%
Agnico Eagle Mines Ltd.	30,784	2,600,276
Air Canada(a)	10,859	192,895
Alimentation Couche-Tard Inc.	46,992	2,759,339
AltaGas Ltd.	16,682	408,337
ARC Resources Ltd.	40,455	746,368
Bank of Montreal	43,084	4,109,144
Bank of Nova Scotia (The)	75,053	4,281,621
Barrick Gold Corp.	107,989	1,891,283
BCE Inc.	4,496	121,532
Brookfield Asset Management Ltd., Class A	20,319	1,163,802
Brookfield Corp., Class A	83,776	5,143,064
Brookfield Renewable Corp., Class A	8,366	266,866
CAE Inc.(a)	18,764	440,536
Cameco Corp.	27,996	1,664,503
Canadian Apartment Properties REIT	5,160	169,095
Canadian Imperial Bank of Commerce	56,828	3,681,917
Canadian National Railway Co.	33,240	3,714,200
Canadian Natural Resources Ltd.	130,093	4,403,491
Canadian Pacific Kansas City Ltd.	55,733	4,274,966
Canadian Tire Corp. Ltd., Class A, NVS	3,384	372,203
Canadian Utilities Ltd., Class A, NVS	7,754	198,661
CCL Industries Inc., Class B, NVS	8,944	496,055
Cenovus Energy Inc.	83,384	1,315,633
CGI Inc.	12,654	1,423,253
Constellation Software Inc./Canada	1,254	4,207,700
Descartes Systems Group Inc. (The)(a)	5,688	664,741
Dollarama Inc.	16,771	1,751,668
Element Fleet Management Corp.	27,246	581,487
Emera Inc.	17,869	683,465
Empire Co. Ltd., NVS	10,009	301,189
Enbridge Inc.	132,785	5,765,508
Fairfax Financial Holdings Ltd.	1,336	1,892,663
First Quantum Minerals Ltd.(a)	45,096	617,793
FirstService Corp.	2,344	455,389
Fortis Inc./Canada	30,140	1,347,210
Franco-Nevada Corp.	11,673	1,432,810
George Weston Ltd.	3,406	547,568
GFL Environmental Inc.	12,696	597,870
Gildan Activewear Inc.	8,794	436,795
Great-West Lifeco Inc.	17,618	634,980
Hydro One Ltd.(c)	19,593	640,948
iA Financial Corp. Inc.	6,296	599,268
IGM Financial Inc.	5,155	173,938
Imperial Oil Ltd.	11,789	869,997
Intact Financial Corp.	10,813	2,061,425
Ivanhoe Mines Ltd., Class A(a)(b)	36,261	492,096
Keyera Corp.	13,190	438,458
Kinross Gold Corp.	74,801	726,612

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Loblaw Companies Ltd.	10,056	$1,310,896
Lundin Mining Corp.	39,722	388,694
Magna International Inc.	16,675	753,326
Manulife Financial Corp.	110,637	3,559,223
MEG Energy Corp.	17,134	309,013
Metro Inc./CN	14,208	928,054
National Bank of Canada	19,458	1,933,500
Nutrien Ltd.	30,358	1,419,836
Onex Corp.	4,497	366,492
Open Text Corp.	15,699	478,130
Pan American Silver Corp.	21,651	476,460
Parkland Corp.	9,165	238,805
Pembina Pipeline Corp.	35,163	1,457,957
Power Corp. of Canada	35,530	1,196,811
Quebecor Inc., Class B	10,145	238,906
RB Global Inc.	10,804	1,058,445
Restaurant Brands International Inc.	18,081	1,259,167
Rogers Communications Inc., Class B, NVS	20,572	735,423
Royal Bank of Canada	86,455	10,875,651
Saputo Inc.	14,762	275,407
Shopify Inc., Class A(a)	74,033	8,553,679
Stantec Inc.	6,566	571,128
Sun Life Financial Inc.	34,032	2,090,219
Suncor Energy Inc.	77,072	3,048,089
TC Energy Corp.	62,821	3,073,632
Teck Resources Ltd., Class B	27,436	1,282,195
TELUS Corp.	25,540	397,315
TFI International Inc.	4,835	733,512
Thomson Reuters Corp.	10,009	1,628,049
TMX Group Ltd.	16,050	509,455
Toromont Industries Ltd.	4,798	395,547
Toronto-Dominion Bank (The)	108,651	6,146,323
Tourmaline Oil Corp.	20,496	965,766
West Fraser Timber Co. Ltd.	3,577	353,893
Wheaton Precious Metals Corp.	28,224	1,759,300
WSP Global Inc.	7,621	1,352,788
		135,881,704
Denmark — 0.8%
AP Moller - Maersk A/S, Class A	216	355,045
AP Moller - Maersk A/S, Class B, NVS	291	495,244
Carlsberg A/S, Class B	5,777	596,045
Coloplast A/S, Class B	8,074	1,019,075
Danske Bank A/S	39,113	1,125,366
Demant A/S(a)	6,381	244,335
DSV A/S	12,479	2,672,708
Genmab A/S(a)	4,115	886,874
Novo Nordisk A/S, Class B	196,325	21,040,105
Novonesis (Novozymes) B, Class B	21,895	1,284,886
Orsted A/S(a)(b)(c)	11,003	612,576
Pandora A/S	5,739	926,015
Rockwool A/S, Class B	508	185,755
Tryg A/S	21,000	484,644
Vestas Wind Systems A/S(a)	62,889	984,679
Zealand Pharma A/S(a)	3,569	369,734
		33,283,086
Finland — 0.2%
Elisa OYJ	8,250	373,836
Fortum OYJ	26,029	392,397
Kesko OYJ, Class B	15,637	310,894
Kone OYJ, Class B	21,422	1,110,735
Metso OYJ	39,287	345,645
Security	Shares	Value
Finland (continued)
Neste OYJ	24,534	$373,438
Nokia OYJ	349,303	1,467,226
Nordea Bank Abp	189,505	2,141,311
Orion OYJ, Class B	6,234	294,605
Sampo OYJ, Class A	30,661	1,313,356
Stora Enso OYJ, Class R	34,041	330,688
UPM-Kymmene OYJ	33,891	891,574
Wartsila OYJ Abp	28,483	518,360
		9,864,065
France — 2.5%
Accor SA	10,063	464,820
Aeroports de Paris SA	1,660	192,261
Air Liquide SA	35,337	5,877,787
Airbus SE	36,006	5,627,944
Alstom SA(a)(b)	22,292	502,129
Amundi SA(c)	3,608	235,028
ArcelorMittal SA	30,993	779,221
Arkema SA	3,507	278,268
AXA SA	110,106	3,837,508
BioMerieux	2,398	250,694
BNP Paribas SA	61,795	3,693,840
Bollore SE	52,799	325,752
Bouygues SA	13,399	398,843
Bureau Veritas SA	17,186	523,392
Capgemini SE	9,898	1,591,105
Carrefour SA	36,447	555,049
Cie de Saint-Gobain SA	27,727	2,531,735
Cie Generale des Etablissements Michelin SCA	42,019	1,367,002
Covivio SA/France	3,099	169,994
Credit Agricole SA	72,067	965,183
Danone SA	39,453	2,698,572
Dassault Aviation SA	1,408	280,553
Dassault Systemes SE	41,353	1,427,374
Edenred SE	14,494	479,771
Eiffage SA	4,802	433,575
Engie SA	112,697	1,796,496
EssilorLuxottica SA	18,281	4,443,626
Eurazeo SE	2,342	172,136
Eurofins Scientific SE	7,945	393,104
Euronext NV(c)	5,091	568,038
Gecina SA	2,657	267,643
Getlink SE	25,897	423,472
Hermes International SCA	1,902	4,151,356
Ipsen SA	2,155	249,225
Kering SA	4,650	1,088,829
Klepierre SA	12,532	378,789
La Francaise des Jeux SAEM(c)	5,696	225,251
Legrand SA	15,404	1,545,630
L'Oreal SA	14,574	5,070,960
LVMH Moet Hennessy Louis Vuitton SE	16,811	10,538,625
Orange SA	115,319	1,229,072
Pernod Ricard SA	12,564	1,407,608
Publicis Groupe SA	13,211	1,435,109
Renault SA	11,397	489,112
Rexel SA	13,629	352,286
Safran SA	22,102	5,157,373
Sanofi SA	69,496	6,749,950
Sartorius Stedim Biotech	1,600	305,301
Schneider Electric SE	33,228	8,560,226
SEB SA	1,602	152,200
Societe Generale SA	41,749	1,106,868
Sodexo SA	5,088	422,612

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
STMicroelectronics NV	40,342	$1,034,488
Teleperformance SE	3,424	322,421
Thales SA	6,098	912,498
TotalEnergies SE	130,295	7,572,763
Unibail-Rodamco-Westfield, New	7,342	601,800
Veolia Environnement SA	41,917	1,221,907
Vinci SA	31,030	3,279,680
Vivendi SE	45,807	421,106
		109,534,960
Germany — 2.0%
adidas AG	9,988	2,361,952
Allianz SE, Registered	24,128	7,469,169
BASF SE	54,534	2,450,658
Bayer AG, Registered	60,174	1,235,303
Bayerische Motoren Werke AG	19,179	1,426,448
Bechtle AG	4,840	159,290
Beiersdorf AG	5,795	751,869
Brenntag SE	8,930	576,700
Carl Zeiss Meditec AG, Bearer	2,376	142,575
Commerzbank AG	58,307	894,742
Continental AG	6,285	413,622
Covestro AG(a)(c)	10,779	657,985
CTS Eventim AG & Co. KGaA	3,782	334,719
Daimler Truck Holding AG	33,626	1,274,561
Delivery Hero SE, Class A(a)(c)	12,195	500,995
Deutsche Bank AG, Registered	120,438	2,048,439
Deutsche Boerse AG	11,486	2,689,227
Deutsche Lufthansa AG, Registered	38,727	259,989
Deutsche Post AG, Registered	62,198	2,288,563
Deutsche Telekom AG, Registered	212,817	6,808,212
E.ON SE	138,519	1,785,353
Evonik Industries AG	15,573	286,298
Fresenius Medical Care AG & Co. KGaA	11,919	524,585
Fresenius SE & Co. KGaA(a)	27,326	961,898
GEA Group AG	8,955	448,405
Hannover Rueck SE	3,472	907,422
Heidelberg Materials AG	8,358	1,056,896
Henkel AG & Co. KGaA	6,032	457,994
Infineon Technologies AG	78,111	2,546,173
Knorr-Bremse AG	4,219	322,523
LEG Immobilien SE	4,228	392,256
Mercedes-Benz Group AG(b)	45,650	2,566,409
Merck KGaA	8,074	1,210,163
MTU Aero Engines AG	3,159	1,076,962
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	8,250	4,316,970
Nemetschek SE	3,339	346,532
Puma SE	6,153	289,145
Qiagen NV, NVS	13,211	577,857
Rational AG	281	263,177
Rheinmetall AG	2,678	1,766,398
RWE AG	37,027	1,249,179
SAP SE	63,846	15,161,236
Scout24 SE(c)	5,313	479,058
Siemens AG, Registered	46,532	9,039,196
Siemens Energy AG(a)	37,946	2,058,651
Siemens Healthineers AG(c)	17,713	961,742
Symrise AG, Class A	8,424	931,875
Talanx AG(a)	3,760	318,777
Vonovia SE	45,721	1,516,556
Security	Shares	Value
Germany (continued)
Zalando SE(a)(c)	12,961	$405,316
		88,970,020
Hong Kong — 0.5%
AIA Group Ltd.	668,200	5,031,276
BOC Hong Kong Holdings Ltd.	238,500	735,892
CK Asset Holdings Ltd.	127,000	521,032
CK Hutchison Holdings Ltd.	162,500	849,794
CK Infrastructure Holdings Ltd.	42,500	293,536
CLP Holdings Ltd.	109,500	922,322
Futu Holdings Ltd., ADR(a)	3,393	295,971
Galaxy Entertainment Group Ltd.	102,000	457,462
Hang Seng Bank Ltd.	48,700	581,052
Henderson Land Development Co. Ltd.	83,000	260,677
HKT Trust & HKT Ltd., Class SS	242,000	301,098
Hong Kong & China Gas Co. Ltd.	760,589	578,740
Hong Kong Exchanges & Clearing Ltd.	59,900	2,255,006
Hongkong Land Holdings Ltd.	73,600	334,774
Jardine Matheson Holdings Ltd.	9,000	392,940
Link REIT	159,560	697,939
MTR Corp. Ltd.	111,000	390,619
Power Assets Holdings Ltd.	85,000	558,736
Sands China Ltd.(a)	123,600	317,684
Sino Land Co. Ltd.	226,000	221,591
SITC International Holdings Co. Ltd.	42,000	109,319
Sun Hung Kai Properties Ltd.	93,500	934,433
Swire Pacific Ltd., Class A	28,500	234,666
Techtronic Industries Co. Ltd.	97,500	1,387,728
WH Group Ltd.(c)	528,500	421,297
Wharf Holdings Ltd. (The)	52,000	142,699
Wharf Real Estate Investment Co. Ltd.	75,000	202,150
		19,430,433
Ireland — 0.1%
AIB Group PLC	107,596	587,146
Bank of Ireland Group PLC	63,035	552,600
Kerry Group PLC, Class A	9,257	895,487
Kingspan Group PLC	9,030	680,393
		2,715,626
Israel — 0.2%
Azrieli Group Ltd.	2,445	196,702
Bank Hapoalim BM	68,532	787,699
Bank Leumi Le-Israel BM	90,792	1,034,673
Check Point Software Technologies Ltd.(a)	6,096	1,109,472
CyberArk Software Ltd.(a)(b)	2,797	904,857
Elbit Systems Ltd.	1,565	380,191
Global-e Online Ltd.(a)(b)	5,396	282,103
ICL Group Ltd.	41,923	190,541
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	68,490	450,883
Mizrahi Tefahot Bank Ltd.	8,274	357,891
Monday.com Ltd.(a)	2,268	647,197
Nice Ltd.(a)	3,652	659,071
Teva Pharmaceutical Industries Ltd., ADR(a)	66,691	1,119,075
Wix.com Ltd.(a)	3,167	708,585
		8,828,944
Italy — 0.6%
Amplifon SpA	7,386	187,588
Banco BPM SpA	72,501	552,451
BPER Banca SpA	58,238	355,424
Davide Campari-Milano NV	42,303	253,877
DiaSorin SpA	1,395	155,975
Enel SpA	502,650	3,619,827

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Eni SpA	136,108	$1,925,816
Ferrari NV	7,760	3,380,464
FinecoBank Banca Fineco SpA	40,348	647,420
Generali	57,715	1,651,234
Infrastrutture Wireless Italiane SpA(c)	20,236	208,537
Intesa Sanpaolo SpA	868,231	3,332,737
Leonardo SpA	24,743	666,344
Mediobanca Banca di Credito Finanziario SpA	36,521	532,992
Moncler SpA	13,724	672,068
Nexi SpA(a)(c)	42,005	248,742
Poste Italiane SpA(c)	30,860	433,305
Prysmian SpA	16,500	1,088,369
Recordati Industria Chimica e Farmaceutica SpA	6,105	332,672
Snam SpA	117,516	547,757
Stellantis NV	120,488	1,599,345
Telecom Italia SpA/Milano(a)(b)	597,733	143,596
Tenaris SA, NVS	27,677	530,988
Terna - Rete Elettrica Nazionale	81,841	692,669
UniCredit SpA	89,822	3,450,225
Unipol Gruppo SpA	23,095	278,709
		27,489,131
Japan — 5.3%
Advantest Corp.	47,400	2,625,029
Aeon Co. Ltd.	37,300	897,082
AGC Inc.	8,300	260,492
Aisin Corp.	23,600	249,210
Ajinomoto Co. Inc.	26,800	1,127,834
ANA Holdings Inc.	4,800	92,746
Asahi Group Holdings Ltd.	90,200	983,859
Asahi Kasei Corp.	89,300	638,206
Asics Corp.	37,500	757,626
Astellas Pharma Inc.	112,400	1,170,402
Bandai Namco Holdings Inc.	32,500	687,994
Bridgestone Corp.	33,600	1,201,842
Brother Industries Ltd.	20,100	354,390
Canon Inc.	55,500	1,808,067
Capcom Co. Ltd.	21,800	512,005
Central Japan Railway Co.	47,100	970,008
Chiba Bank Ltd. (The)	28,600	239,152
Chubu Electric Power Co. Inc.	44,000	465,833
Chugai Pharmaceutical Co. Ltd.	44,300	1,949,574
Concordia Financial Group Ltd.	57,100	342,742
Dai Nippon Printing Co. Ltd.	29,900	457,165
Daifuku Co. Ltd.	19,700	411,208
Dai-ichi Life Holdings Inc.	55,500	1,504,341
Daiichi Sankyo Co. Ltd.	107,000	3,397,866
Daikin Industries Ltd.	16,700	2,020,447
Daito Trust Construction Co. Ltd.	3,100	346,048
Daiwa House Industry Co. Ltd.	34,000	1,070,479
Daiwa Securities Group Inc.	94,900	638,466
Denso Corp.	116,600	1,669,322
Dentsu Group Inc.	9,600	245,656
Disco Corp.	4,800	1,311,673
East Japan Railway Co.	55,000	1,074,321
Eisai Co. Ltd.	17,900	555,573
ENEOS Holdings Inc.	169,900	919,981
FANUC Corp.	55,400	1,439,360
Fast Retailing Co. Ltd.	11,100	3,803,658
Fuji Electric Co. Ltd.	6,900	389,892
FUJIFILM Holdings Corp.	72,600	1,642,673
Fujikura Ltd.	14,800	528,551
Fujitsu Ltd.	103,000	1,978,909
Security	Shares	Value
Japan (continued)
Hankyu Hanshin Holdings Inc.	19,900	$546,511
Hikari Tsushin Inc.	1,200	263,666
Hitachi Construction Machinery Co. Ltd.	6,600	149,168
Hitachi Ltd.	283,700	7,149,476
Honda Motor Co. Ltd.	275,000	2,372,696
Hoshizaki Corp.	6,100	247,557
Hoya Corp.	22,000	2,844,026
Hulic Co. Ltd.	24,300	219,068
Idemitsu Kosan Co. Ltd.	57,600	384,826
Inpex Corp.	56,200	736,557
Isuzu Motors Ltd.	30,200	402,851
ITOCHU Corp.	73,900	3,656,428
Japan Airlines Co. Ltd.	4,200	69,923
Japan Exchange Group Inc.	56,200	680,079
Japan Post Bank Co. Ltd.	91,100	862,012
Japan Post Holdings Co. Ltd.	119,700	1,200,411
Japan Post Insurance Co. Ltd.	11,000	230,680
Japan Real Estate Investment Corp.	56	207,272
Japan Tobacco Inc.	75,100	2,118,564
JFE Holdings Inc.	34,300	392,481
Kajima Corp.	26,300	481,415
Kansai Electric Power Co. Inc. (The)	46,900	604,275
Kao Corp.	27,000	1,174,783
Kawasaki Kisen Kaisha Ltd.	23,600	314,462
KDDI Corp.	95,500	3,156,497
Keyence Corp.	10,900	4,729,432
Kikkoman Corp.	35,800	393,908
Kirin Holdings Co. Ltd.	50,400	704,271
Kobe Bussan Co. Ltd.	7,600	191,934
Kokusai Electric Corp., NVS	7,500	125,461
Komatsu Ltd.	55,700	1,508,137
Konami Group Corp.	4,400	435,028
Kubota Corp.	56,300	705,724
Kyocera Corp.	90,400	891,557
Kyowa Kirin Co. Ltd.	21,100	351,057
Lasertec Corp.	4,200	462,571
LY Corp.	183,600	506,620
M3 Inc.	26,100	253,869
Makita Corp.	11,200	351,699
Marubeni Corp.	93,200	1,406,708
MatsukiyoCocokara & Co.	22,100	310,435
McDonald's Holdings Co. Japan Ltd.(b)	4,700	194,582
MEIJI Holdings Co. Ltd.	16,200	346,489
Minebea Mitsumi Inc.	23,800	391,470
Mitsubishi Chemical Group Corp.	90,100	474,025
Mitsubishi Corp.	211,200	3,576,477
Mitsubishi Electric Corp.	119,200	2,023,938
Mitsubishi Estate Co. Ltd.	64,200	909,820
Mitsubishi HC Capital Inc.	51,100	344,791
Mitsubishi Heavy Industries Ltd.	200,900	2,957,820
Mitsubishi UFJ Financial Group Inc.	689,100	8,225,033
Mitsui & Co. Ltd.	160,000	3,362,300
Mitsui Chemicals Inc.	9,700	225,433
Mitsui Fudosan Co. Ltd.	166,900	1,399,167
Mitsui OSK Lines Ltd.	22,400	767,981
Mizuho Financial Group Inc.	149,490	3,774,551
MonotaRO Co. Ltd.	20,500	366,260
MS&AD Insurance Group Holdings Inc.	82,400	1,845,345
Murata Manufacturing Co. Ltd.	109,700	1,835,583
NEC Corp.	12,300	1,051,630
Nexon Co. Ltd.	27,600	379,600
Nidec Corp.(b)	52,400	966,449

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nintendo Co. Ltd.	62,200	$3,650,524
Nippon Building Fund Inc.	456	382,502
Nippon Paint Holdings Co. Ltd.	59,600	409,081
Nippon Sanso Holdings Corp.	10,000	292,666
Nippon Steel Corp.	52,747	1,080,488
Nippon Telegraph & Telephone Corp.	1,871,100	1,920,105
Nippon Yusen KK	27,200	872,050
Nissan Motor Co. Ltd.	146,800	354,036
Nissin Foods Holdings Co. Ltd.	10,200	271,374
Nitori Holdings Co. Ltd.	3,600	462,141
Nitto Denko Corp.	42,100	673,086
Nomura Holdings Inc.	207,400	1,257,389
Nomura Research Institute Ltd.	23,000	704,272
NTT Data Group Corp.	31,600	614,021
Obayashi Corp.	32,100	458,696
Obic Co. Ltd.	21,300	699,607
Olympus Corp.	82,900	1,310,762
Omron Corp.	7,000	223,803
Ono Pharmaceutical Co. Ltd.	24,000	275,740
Oracle Corp./Japan	1,100	112,794
Oriental Land Co. Ltd./Japan	62,600	1,477,139
ORIX Corp.	72,100	1,622,983
Osaka Gas Co. Ltd.	24,100	529,216
Otsuka Corp.	15,600	389,638
Otsuka Holdings Co. Ltd.	24,600	1,429,402
Pan Pacific International Holdings Corp.	25,200	641,924
Panasonic Holdings Corp.	143,500	1,399,989
Rakuten Group Inc.(a)	92,300	531,938
Recruit Holdings Co. Ltd.	85,300	5,933,269
Renesas Electronics Corp.	107,000	1,403,421
Resona Holdings Inc.	138,700	1,160,026
Ricoh Co. Ltd.	32,700	372,562
SBI Holdings Inc.	20,300	513,212
SCREEN Holdings Co. Ltd.	4,200	265,619
SCSK Corp.	4,600	93,211
Secom Co. Ltd.	23,300	814,118
Seiko Epson Corp.	21,300	379,511
Sekisui Chemical Co. Ltd.	24,200	391,846
Sekisui House Ltd.	31,200	739,893
Seven & i Holdings Co. Ltd.	138,000	2,396,681
SG Holdings Co. Ltd.	22,500	221,429
Shimadzu Corp.	15,100	426,117
Shimano Inc.	4,100	569,966
Shin-Etsu Chemical Co. Ltd.	107,665	3,995,272
Shionogi & Co. Ltd.	49,900	707,817
Shiseido Co. Ltd.	24,900	463,348
Shizuoka Financial Group Inc., NVS	26,200	233,453
SMC Corp.	2,900	1,237,425
SoftBank Corp.	1,776,600	2,296,273
SoftBank Group Corp.	58,100	3,482,925
Sompo Holdings Inc.	56,200	1,484,931
Sony Group Corp.	376,000	7,548,698
Subaru Corp.	35,600	571,259
Sumitomo Corp.	59,200	1,270,676
Sumitomo Electric Industries Ltd.	48,400	934,441
Sumitomo Metal Mining Co. Ltd.	16,600	409,609
Sumitomo Mitsui Financial Group Inc.	228,300	5,634,630
Sumitomo Mitsui Trust Group Inc.	46,000	1,153,302
Sumitomo Realty & Development Co. Ltd.	22,200	688,735
Suntory Beverage & Food Ltd.	6,900	235,131
Suzuki Motor Corp.	95,600	1,016,641
Sysmex Corp.	28,700	608,234
Security	Shares	Value
Japan (continued)
T&D Holdings Inc.	28,900	$547,804
Taisei Corp.	9,400	409,090
Takeda Pharmaceutical Co. Ltd.	96,226	2,623,617
TDK Corp.	122,500	1,587,786
Terumo Corp.	83,400	1,703,442
TIS Inc.	17,500	429,156
Toho Co. Ltd./Tokyo	6,100	266,991
Tokio Marine Holdings Inc.	114,300	4,262,087
Tokyo Electric Power Co. Holdings Inc.(a)	112,900	406,244
Tokyo Electron Ltd.	28,200	4,421,254
Tokyo Gas Co. Ltd.	24,100	726,456
Tokyu Corp.	27,800	325,288
Toppan Holdings Inc.	20,800	557,858
Toray Industries Inc.	93,200	596,085
TOTO Ltd.	7,100	191,859
Toyota Industries Corp.	7,500	560,628
Toyota Motor Corp.	625,100	10,680,759
Toyota Tsusho Corp.	36,200	619,372
Trend Micro Inc./Japan	5,700	314,263
Unicharm Corp.	25,000	651,317
West Japan Railway Co.	31,600	595,073
Yakult Honsha Co. Ltd.	17,500	357,647
Yamaha Motor Co. Ltd.	61,400	534,962
Yaskawa Electric Corp.	16,200	425,965
Yokogawa Electric Corp.	19,900	444,671
Zensho Holdings Co. Ltd.	4,400	265,651
ZOZO Inc.	7,600	239,824
		230,398,717
Netherlands — 1.0%
ABN AMRO Bank NV, CVA(c)	25,900	401,533
Adyen NV(a)(c)	1,314	1,912,543
Aegon Ltd.	87,861	567,387
AerCap Holdings NV	11,883	1,180,695
Akzo Nobel NV	10,889	635,796
ASM International NV	2,721	1,464,376
ASML Holding NV	24,361	16,646,075
ASR Nederland NV	9,480	453,081
BE Semiconductor Industries NV	4,555	541,593
Coca-Cola Europacific Partners PLC	11,885	922,038
CVC Capital Partners PLC(a)(c)	12,441	304,616
DSM-Firmenich AG	11,387	1,250,792
EXOR NV, NVS	6,464	638,447
Heineken Holding NV	8,000	506,940
Heineken NV	16,989	1,257,527
IMCD NV(b)	3,363	504,556
ING Groep NV	199,536	3,080,308
InPost SA(a)	12,217	213,942
JDE Peet's NV	6,340	126,215
Koninklijke Ahold Delhaize NV	57,730	1,991,851
Koninklijke KPN NV	239,820	930,340
Koninklijke Philips NV(a)	48,609	1,329,636
NN Group NV	15,281	709,167
Prosus NV	83,698	3,409,664
Randstad NV	7,366	323,476
Universal Music Group NV	49,020	1,180,379
Wolters Kluwer NV	14,597	2,436,114
		44,919,087
New Zealand — 0.1%
Auckland International Airport Ltd.	73,794	339,147
Fisher & Paykel Healthcare Corp. Ltd.	35,286	795,640
Infratil Ltd.	53,268	405,465

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
New Zealand (continued)
Mercury NZ Ltd.	41,718	$163,663
Meridian Energy Ltd.	76,569	281,611
		1,985,526
Norway — 0.1%
Aker BP ASA	18,349	377,298
DNB Bank ASA	53,716	1,124,145
Equinor ASA	53,151	1,288,248
Gjensidige Forsikring ASA	11,895	211,592
Kongsberg Gruppen ASA	5,218	614,900
Mowi ASA	29,503	536,792
Norsk Hydro ASA	86,172	535,461
Orkla ASA	44,202	408,297
Salmar ASA	4,123	214,707
Telenor ASA	40,855	481,041
Yara International ASA	9,685	273,097
		6,065,578
Portugal — 0.0%
EDP Renovaveis SA	16,687	195,890
EDP SA	186,789	675,814
Galp Energia SGPS SA	29,492	484,874
Jeronimo Martins SGPS SA	16,661	324,664
		1,681,242
Singapore — 0.4%
CapitaLand Ascendas REIT	252,116	493,367
CapitaLand Integrated Commercial Trust	393,360	576,019
CapitaLand Investment Ltd./Singapore(b)	158,700	323,825
DBS Group Holdings Ltd.	119,200	3,782,434
Genting Singapore Ltd.(b)	357,200	204,108
Grab Holdings Ltd., Class A(a)	110,642	553,210
Keppel Ltd.(b)	82,700	415,862
Oversea-Chinese Banking Corp. Ltd.	206,900	2,514,806
Sea Ltd., ADR(a)	22,888	2,604,655
Sembcorp Industries Ltd.(b)	53,000	206,735
Singapore Airlines Ltd.(b)	106,500	501,689
Singapore Exchange Ltd.	29,800	282,901
Singapore Technologies Engineering Ltd.	130,800	439,652
Singapore Telecommunications Ltd.	487,300	1,128,614
United Overseas Bank Ltd.	74,900	2,033,590
Wilmar International Ltd.	110,100	253,383
Yangzijiang Shipbuilding Holdings Ltd.	151,300	272,262
		16,587,112
Spain — 0.6%
Acciona SA	1,527	194,281
ACS Actividades de Construccion y Servicios SA	13,409	623,213
Aena SME SA(c)	4,301	931,476
Amadeus IT Group SA	27,579	1,936,887
Banco Bilbao Vizcaya Argentaria SA	357,179	3,373,965
Banco de Sabadell SA	330,338	622,865
Banco Santander SA	963,434	4,447,797
CaixaBank SA	256,372	1,393,307
Cellnex Telecom SA(c)	32,674	1,174,155
Endesa SA	18,649	408,827
Ferrovial SE	32,084	1,323,561
Grifols SA(a)(b)	15,339	139,876
Iberdrola SA	372,322	5,309,163
Industria de Diseno Textil SA	66,126	3,649,045
Redeia Corp. SA	5,764	102,956
Repsol SA	72,358	905,691
Telefonica SA	210,939	955,596
		27,492,661
Security	Shares	Value
Sweden — 0.8%
AddTech AB, Class B	15,926	$438,439
Alfa Laval AB	18,268	778,371
Assa Abloy AB, Class B	61,157	1,878,264
Atlas Copco AB, Class A	162,789	2,602,360
Atlas Copco AB, Class B	97,183	1,374,337
Beijer Ref AB, Class B	27,431	432,774
Boliden AB	15,599	465,794
Epiroc AB, Class A	38,283	697,910
Epiroc AB, Class B	22,928	378,298
EQT AB	22,865	693,204
Essity AB, Class B	36,157	995,988
Evolution AB(c)	11,617	1,013,703
Fastighets AB Balder, Class B(a)	37,395	288,158
Getinge AB, Class B	13,476	211,011
H & M Hennes & Mauritz AB, Class B	44,497	617,664
Hexagon AB, Class B	124,560	1,061,908
Holmen AB, Class B	4,540	171,214
Industrivarden AB, Class A	6,803	223,499
Industrivarden AB, Class C	9,439	309,365
Indutrade AB	15,517	396,393
Investment AB Latour, Class B	8,850	224,918
Investor AB, Class B	104,716	2,873,043
L E Lundbergforetagen AB, Class B	4,493	218,012
Lifco AB, Class B	13,760	418,086
Nibe Industrier AB, Class B(b)	83,801	355,558
Saab AB, Class B	19,098	418,745
Sagax AB, Class B	14,873	329,575
Sandvik AB	65,125	1,205,345
Securitas AB, Class B	29,119	368,997
Skandinaviska Enskilda Banken AB, Class A	93,952	1,303,651
Skanska AB, Class B	20,009	417,758
SKF AB, Class B	22,440	431,434
Spotify Technology SA(a)	8,962	4,274,515
Svenska Cellulosa AB SCA, Class B	34,635	450,472
Svenska Handelsbanken AB, Class A	83,639	869,880
Swedbank AB, Class A	52,412	1,026,699
Swedish Orphan Biovitrum AB(a)	11,471	318,298
Tele2 AB, Class B	29,683	311,727
Telefonaktiebolaget LM Ericsson, Class B	186,695	1,516,845
Telia Co. AB	157,465	461,666
Trelleborg AB, Class B	13,089	432,952
Volvo AB, Class A	11,928	298,784
Volvo AB, Class B	96,247	2,397,268
		35,952,882
Switzerland — 2.2%
ABB Ltd., Registered	95,965	5,478,564
Adecco Group AG, Registered	10,763	287,411
Alcon AG	29,605	2,635,598
Avolta AG, Registered	6,130	227,536
Bachem Holding AG	1,909	147,936
Baloise Holding AG, Registered	3,093	587,737
Banque Cantonale Vaudoise, Registered	1,733	171,985
Barry Callebaut AG, Registered	236	360,048
BKW AG	1,732	298,008
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	48	555,656
Chocoladefabriken Lindt & Spruengli AG, Registered	6	681,665
Cie Financiere Richemont SA, Class A, Registered	32,368	4,527,688
Clariant AG, Registered	15,304	184,847
EMS-Chemie Holding AG, Registered	468	333,247
Galderma Group AG(a)	2,983	305,597
Geberit AG, Registered	2,070	1,248,532

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Givaudan SA, Registered	556	$2,452,940
Helvetia Holding AG, Registered	2,266	397,429
Holcim AG	31,884	3,249,597
Julius Baer Group Ltd.	12,591	833,845
Kuehne + Nagel International AG, Registered	3,053	730,591
Logitech International SA, Registered	9,739	791,473
Lonza Group AG, Registered	4,543	2,723,997
Nestle SA, Registered	159,803	13,877,241
Novartis AG, Registered	120,437	12,768,657
Partners Group Holding AG	1,410	2,049,123
Roche Holding AG, Bearer	2,035	626,492
Roche Holding AG, NVS	42,840	12,447,193
Sandoz Group AG	25,051	1,144,839
Schindler Holding AG, Participation Certificates, NVS	2,773	801,839
Schindler Holding AG, Registered	1,310	371,598
SGS SA	9,330	926,785
SIG Group AG	17,768	352,250
Sika AG, Registered	8,889	2,306,807
Sonova Holding AG, Registered	3,218	1,100,806
Straumann Holding AG	6,716	877,332
Swatch Group AG (The), Bearer	1,963	357,754
Swiss Life Holding AG, Registered	1,753	1,438,021
Swiss Prime Site AG, Registered	5,192	573,996
Swiss Re AG	18,319	2,707,180
Swisscom AG, Registered	1,403	810,432
Temenos AG, Registered	4,658	306,703
UBS Group AG, Registered	199,793	6,460,825
VAT Group AG(c)	1,821	727,441
Zurich Insurance Group AG	8,989	5,705,444
		97,950,685
United Kingdom — 3.4%
3i Group PLC	60,059	2,838,102
Admiral Group PLC	15,511	506,035
Anglo American PLC	74,724	2,399,558
Antofagasta PLC	22,636	490,755
Ashtead Group PLC	25,682	2,058,308
Associated British Foods PLC	20,418	571,508
AstraZeneca PLC	94,358	12,770,840
Auto Trader Group PLC(c)	55,034	587,868
Aviva PLC	151,041	930,203
BAE Systems PLC	183,931	2,874,819
Barclays PLC	907,562	3,042,150
Barratt Redrow PLC	83,610	455,345
Berkeley Group Holdings PLC	6,210	328,193
BP PLC	958,051	4,691,620
British American Tobacco PLC	121,665	4,620,878
BT Group PLC	407,536	826,542
Bunzl PLC	19,338	875,758
Centrica PLC	336,068	545,046
Coca-Cola HBC AG, Class DI	15,557	555,302
Compass Group PLC	103,159	3,534,613
Croda International PLC	7,990	350,882
DCC PLC	5,644	411,600
Diageo PLC	136,288	4,071,573
Endeavour Mining PLC	10,970	215,476
Entain PLC	34,831	357,237
Experian PLC	56,083	2,680,978
Glencore PLC	626,744	3,034,825
GSK PLC	250,834	4,261,244
Haleon PLC	474,228	2,262,123
Halma PLC	21,803	751,530
Hargreaves Lansdown PLC	20,403	283,804
Security	Shares	Value
United Kingdom (continued)
Hikma Pharmaceuticals PLC	9,915	$242,792
HSBC Holdings PLC	1,111,812	10,361,281
Imperial Brands PLC	52,652	1,722,052
Informa PLC	86,244	940,853
InterContinental Hotels Group PLC	10,583	1,320,486
Intertek Group PLC	9,281	557,239
J Sainsbury PLC	100,239	333,351
JD Sports Fashion PLC	147,960	192,107
Kingfisher PLC	120,614	380,416
Land Securities Group PLC	40,408	309,901
Legal & General Group PLC	367,245	1,034,993
Lloyds Banking Group PLC	3,847,378	2,593,855
London Stock Exchange Group PLC	29,156	4,178,601
M&G PLC	149,083	376,141
Marks & Spencer Group PLC	76,952	375,114
Melrose Industries PLC	79,607	582,508
Mondi PLC, NVS	25,405	384,879
National Grid PLC	293,137	3,700,167
NatWest Group PLC, NVS	396,981	2,036,252
Next PLC	7,659	983,662
Pearson PLC	43,245	678,553
Persimmon PLC	18,505	296,441
Phoenix Group Holdings PLC	40,170	262,916
Prudential PLC	162,719	1,333,595
Reckitt Benckiser Group PLC	42,481	2,635,100
RELX PLC	113,663	5,358,541
Rentokil Initial PLC	146,155	733,587
Rio Tinto PLC	69,602	4,376,079
Rolls-Royce Holdings PLC(a)	510,883	3,634,143
Sage Group PLC (The)	63,290	1,056,693
Schroders PLC	42,220	169,421
Segro PLC	79,640	790,084
Severn Trent PLC	17,998	617,827
Shell PLC	378,711	12,170,662
Smith & Nephew PLC	50,445	640,304
Smiths Group PLC	22,749	512,744
Spirax Group PLC	4,170	380,972
SSE PLC	62,775	1,415,781
Standard Chartered PLC	135,997	1,681,328
Taylor Wimpey PLC	226,134	377,345
Tesco PLC	450,100	2,099,482
Unilever PLC	152,335	9,122,112
United Utilities Group PLC	39,087	557,037
Vodafone Group PLC	1,356,063	1,223,496
Whitbread PLC	11,577	420,158
Wise PLC, Class A(a)	36,328	408,122
WPP PLC	57,091	624,465
		150,368,353
United States — 73.7%
3M Co.	33,864	4,521,860
A O Smith Corp.	8,135	605,976
Abbott Laboratories	106,167	12,609,455
AbbVie Inc.	107,756	19,711,805
Accenture PLC, Class A	38,307	13,881,308
Adobe Inc.(a)	26,862	13,858,912
Advanced Micro Devices Inc.(a)	98,578	13,522,437
AECOM	7,802	912,600
AES Corp. (The)	46,054	600,544
Aflac Inc.	32,563	3,712,182
Agilent Technologies Inc.	17,562	2,423,029
Air Products and Chemicals Inc.	13,597	4,545,885
Airbnb Inc., Class A(a)	27,018	3,677,420

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Akamai Technologies Inc.(a)	9,741	$915,849
Albemarle Corp.	6,943	747,761
Albertsons Companies Inc., Class A	22,815	452,878
Alexandria Real Estate Equities Inc.	10,287	1,133,936
Align Technology Inc.(a)	4,334	1,008,825
Allegion PLC	5,231	736,734
Alliant Energy Corp.	15,319	968,161
Allstate Corp. (The)	15,743	3,264,941
Ally Financial Inc.	15,392	615,372
Alnylam Pharmaceuticals Inc.(a)	7,526	1,904,605
Alphabet Inc., Class A	357,373	60,378,168
Alphabet Inc., Class C, NVS	306,637	52,278,542
Altria Group Inc.	104,223	6,017,836
Amazon.com Inc.(a)	575,883	119,720,317
Amcor PLC	91,301	971,443
Ameren Corp.	16,734	1,579,522
American Electric Power Co. Inc.	31,738	3,169,357
American Express Co.	34,658	10,559,599
American Financial Group Inc./OH	4,759	698,907
American Homes 4 Rent, Class A	19,199	735,130
American International Group Inc.	39,366	3,026,458
American Tower Corp.	28,467	5,949,603
American Water Works Co. Inc.	11,427	1,564,813
Ameriprise Financial Inc.	6,177	3,545,413
AMETEK Inc.	14,182	2,756,697
Amgen Inc.	32,557	9,209,399
Amphenol Corp., Class A	73,516	5,340,937
Analog Devices Inc.	30,090	6,561,124
Annaly Capital Management Inc.	27,291	543,910
Ansys Inc.(a)	5,398	1,895,238
Aon PLC, Class A	12,002	4,699,263
APA Corp.	23,182	525,072
Apollo Global Management Inc.	24,391	4,269,157
Apple Inc.	925,694	219,694,957
Applied Materials Inc.	50,359	8,798,221
AppLovin Corp., Class A(a)	12,557	4,228,570
Aptiv PLC(a)	16,902	938,568
Arch Capital Group Ltd.	22,087	2,224,603
Archer-Daniels-Midland Co.	29,360	1,603,056
Ares Management Corp., Class A	10,951	1,935,370
Arista Networks Inc.(a)	16,170	6,562,109
Arthur J Gallagher & Co.	13,455	4,201,189
Aspen Technology Inc.(a)(b)	1,727	431,750
Assurant Inc.	3,071	697,424
AT&T Inc.	439,435	10,177,315
Atlassian Corp., Class A, NVS(a)	9,437	2,487,404
Atmos Energy Corp.	8,885	1,344,478
Autodesk Inc.(a)	13,257	3,869,718
Automatic Data Processing Inc.	24,797	7,610,943
AutoZone Inc.(a)	1,069	3,388,238
AvalonBay Communities Inc.	8,761	2,061,901
Avantor Inc.(a)	42,386	892,649
Avery Dennison Corp.	4,839	996,592
Axon Enterprise Inc.(a)	4,391	2,840,801
Baker Hughes Co., Class A	60,667	2,666,315
Ball Corp.	19,445	1,208,701
Bank of America Corp.	426,207	20,249,095
Bank of New York Mellon Corp. (The)	45,133	3,695,039
Baxter International Inc.	29,331	988,748
Becton Dickinson & Co.	17,536	3,891,238
Bentley Systems Inc., Class B	9,951	492,575
Berkshire Hathaway Inc., Class B(a)	80,972	39,111,095
Security	Shares	Value
United States (continued)
Best Buy Co. Inc.	12,419	$1,117,710
Biogen Inc.(a)	9,080	1,458,520
BioMarin Pharmaceutical Inc.(a)	11,163	737,093
Bio-Rad Laboratories Inc., Class A(a)	1,305	444,392
Bio-Techne Corp.	9,135	688,414
Blackrock Inc.(d)	9,042	9,248,158
Blackstone Inc., NVS	43,752	8,360,570
Block Inc.(a)	33,022	2,924,098
Boeing Co. (The)(a)	44,432	6,906,510
Booking Holdings Inc.	2,052	10,674,463
Booz Allen Hamilton Holding Corp., Class A	8,441	1,250,787
Boston Scientific Corp.(a)	88,968	8,065,839
Bristol-Myers Squibb Co.	125,576	7,436,611
Broadcom Inc.	270,235	43,799,689
Broadridge Financial Solutions Inc.	6,904	1,629,482
Brown & Brown Inc.	14,171	1,602,740
Brown-Forman Corp., Class B	11,181	470,496
Builders FirstSource Inc.(a)	7,160	1,335,125
Bunge Global SA	8,573	769,341
Burlington Stores Inc.(a)(b)	3,962	1,116,809
BXP Inc.	8,818	722,988
Cadence Design Systems Inc.(a)	16,364	5,020,639
Camden Property Trust	6,922	870,788
Capital One Financial Corp.	23,340	4,481,513
Cardinal Health Inc.	15,243	1,863,304
Carlisle Companies Inc.	2,767	1,263,689
Carlyle Group Inc. (The)	14,279	760,071
CarMax Inc.(a)	9,645	809,891
Carnival Corp.(a)	62,976	1,601,480
Carrier Global Corp.	50,298	3,891,556
Carvana Co., Class A(a)	6,668	1,736,481
Catalent Inc.(a)	11,972	731,609
Caterpillar Inc.	29,541	11,996,896
Cboe Global Markets Inc.	6,581	1,420,509
CBRE Group Inc., Class A(a)	18,954	2,653,370
CDW Corp.	8,010	1,409,199
Celanese Corp., Class A	6,560	480,258
Cencora Inc.	10,872	2,734,852
Centene Corp.(a)	32,263	1,935,780
CenterPoint Energy Inc.	39,536	1,289,664
CF Industries Holdings Inc.	11,179	1,002,309
CH Robinson Worldwide Inc.	6,586	695,350
Charles River Laboratories International Inc.(a)	3,385	673,818
Charles Schwab Corp. (The)	97,432	8,063,472
Charter Communications Inc., Class A(a)	5,810	2,306,367
Cheniere Energy Inc.	13,827	3,097,386
Chevron Corp.	106,013	17,166,685
Chipotle Mexican Grill Inc., Class A(a)	82,960	5,103,699
Chubb Ltd.	23,529	6,793,528
Church & Dwight Co. Inc.	14,388	1,584,550
Cigna Group (The)	17,078	5,768,948
Cincinnati Financial Corp.	9,177	1,466,760
Cintas Corp.	22,052	4,979,121
Cisco Systems Inc.	244,752	14,491,766
Citigroup Inc.	116,586	8,262,450
Citizens Financial Group Inc.	29,396	1,415,123
Clorox Co. (The)	7,201	1,203,791
Cloudflare Inc., Class A(a)(b)	17,858	1,782,764
CME Group Inc.	22,030	5,243,140
CMS Energy Corp.	17,378	1,211,420
CNH Industrial NV	59,333	745,222
Coca-Cola Co. (The)	249,983	16,018,911

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Cognizant Technology Solutions Corp., Class A	30,579	$2,461,304
Coinbase Global Inc., Class A(a)	11,612	3,439,474
Colgate-Palmolive Co.	47,615	4,601,037
Comcast Corp., Class A	235,884	10,187,830
Conagra Brands Inc.	29,249	805,810
ConocoPhillips	79,709	8,635,673
Consolidated Edison Inc.	20,587	2,070,846
Constellation Brands Inc., Class A	9,734	2,345,407
Constellation Energy Corp.	19,226	4,932,623
Cooper Companies Inc. (The)(a)	11,604	1,212,154
Copart Inc.(a)	52,085	3,301,668
Corning Inc.	50,003	2,433,646
Corpay Inc.(a)	4,417	1,683,672
Corteva Inc.	42,611	2,652,109
CoStar Group Inc.(a)	24,853	2,021,543
Costco Wholesale Corp.	27,058	26,297,129
Coterra Energy Inc.	44,355	1,185,166
CRH PLC	42,054	4,300,863
Crowdstrike Holdings Inc., Class A(a)	13,887	4,804,485
Crown Castle Inc.	26,379	2,802,769
Crown Holdings Inc.	7,827	720,788
CSX Corp.	118,517	4,331,796
Cummins Inc.	8,374	3,140,585
CVS Health Corp.	77,049	4,611,383
Danaher Corp.	39,683	9,511,618
Darden Restaurants Inc.	6,884	1,213,443
Datadog Inc., Class A(a)(b)	16,522	2,523,736
DaVita Inc.(a)	3,055	507,649
Dayforce Inc.(a)(b)	10,246	819,578
Deckers Outdoor Corp.(a)	9,400	1,842,024
Deere & Co.	15,983	7,446,480
Dell Technologies Inc., Class C	19,246	2,455,597
Delta Air Lines Inc.	10,023	639,668
Devon Energy Corp.	37,533	1,424,377
Dexcom Inc.(a)	23,624	1,842,436
Diamondback Energy Inc.	11,625	2,064,484
Dick's Sporting Goods Inc.	3,697	766,166
Digital Realty Trust Inc.	19,313	3,779,361
Discover Financial Services	15,907	2,901,914
DocuSign Inc., Class A(a)	11,558	921,057
Dollar General Corp.	13,712	1,059,526
Dollar Tree Inc.(a)	13,143	936,702
Dominion Energy Inc.	51,182	3,006,943
Domino's Pizza Inc.	2,124	1,011,428
DoorDash Inc., Class A(a)	18,643	3,364,689
Dover Corp.	8,550	1,760,445
Dow Inc.	41,699	1,843,513
DR Horton Inc.	18,317	3,091,543
DraftKings Inc., Class A (a)	27,503	1,200,506
DTE Energy Co.	12,358	1,554,389
Duke Energy Corp.	46,944	5,494,795
DuPont de Nemours Inc.	25,565	2,136,978
Dynatrace Inc.(a)	16,793	943,599
Eastman Chemical Co.	6,943	727,071
Eaton Corp. PLC	24,466	9,185,026
eBay Inc.	30,977	1,960,534
Ecolab Inc.	15,512	3,858,920
Edison International	23,912	2,098,278
Edwards Lifesciences Corp.(a)	36,081	2,574,379
Electronic Arts Inc.	15,363	2,514,462
Elevance Health Inc.	14,163	5,763,774
Eli Lilly & Co.	49,370	39,266,429
Security	Shares	Value
United States (continued)
EMCOR Group Inc.	2,833	$1,445,170
Emerson Electric Co.	35,163	4,662,614
Enphase Energy Inc.(a)(b)	8,034	573,226
Entegris Inc.	9,514	1,004,964
Entergy Corp.	13,067	2,040,673
EOG Resources Inc.	34,812	4,639,047
EPAM Systems Inc.(a)	3,244	791,276
EQT Corp.	34,355	1,561,091
Equifax Inc.	7,554	1,975,824
Equinix Inc.	5,786	5,678,843
Equitable Holdings Inc.	18,626	898,332
Equity LifeStyle Properties Inc.	10,639	758,880
Equity Residential	21,025	1,611,777
Erie Indemnity Co., Class A, NVS	1,560	687,274
Essential Utilities Inc.	17,066	683,152
Essex Property Trust Inc.	3,750	1,164,225
Estee Lauder Companies Inc. (The), Class A	14,365	1,036,004
Everest Group Ltd.	2,515	974,713
Evergy Inc.	13,921	899,714
Eversource Energy	22,040	1,421,360
Exact Sciences Corp.(a)(b)	10,537	654,137
Exelon Corp.	60,406	2,389,661
Expand Energy Corp.	12,500	1,237,000
Expedia Group Inc.(a)	7,651	1,412,528
Expeditors International of Washington Inc.	8,905	1,083,204
Extra Space Storage Inc.	13,099	2,239,405
Exxon Mobil Corp.	271,059	31,974,120
F5 Inc.(a)	3,586	897,755
FactSet Research Systems Inc.	2,164	1,061,810
Fair Isaac Corp.(a)	1,551	3,683,672
Fastenal Co.	35,326	2,951,841
FedEx Corp.	14,089	4,264,318
Ferguson Enterprises Inc.	12,312	2,658,530
Fidelity National Financial Inc.	12,821	812,723
Fidelity National Information Services Inc.	33,399	2,848,935
Fifth Third Bancorp	40,363	1,939,846
First Citizens BancShares Inc./NC, Class A	607	1,393,065
First Solar Inc.(a)	6,392	1,273,734
FirstEnergy Corp.	32,557	1,385,300
Fiserv Inc.(a)	35,680	7,883,853
Flutter Entertainment PLC(a)	10,460	2,890,307
Ford Motor Co.	239,171	2,661,973
Fortinet Inc.(a)	40,809	3,878,895
Fortive Corp.	21,671	1,719,160
Fortune Brands Innovations Inc., NVS	8,306	650,360
Fox Corp., Class A, NVS	13,836	651,952
Fox Corp., Class B	9,658	432,002
Franklin Resources Inc.	18,700	425,612
Freeport-McMoRan Inc.	87,937	3,886,815
Gaming and Leisure Properties Inc.	16,763	865,138
Garmin Ltd.	9,957	2,116,858
Gartner Inc.(a)	4,844	2,508,853
GE HealthCare Technologies Inc., NVS(a)	26,743	2,225,552
GE Vernova Inc.(a)	16,779	5,606,199
Gen Digital Inc.	35,527	1,096,008
General Dynamics Corp.	14,094	4,002,837
General Electric Co.	66,169	12,053,345
General Mills Inc.	35,173	2,330,563
General Motors Co.	69,998	3,891,189
Genuine Parts Co.	8,406	1,065,292
Gilead Sciences Inc.	76,324	7,066,076
Global Payments Inc.	15,901	1,891,583

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
GoDaddy Inc., Class A(a)	8,366	$1,652,871
Goldman Sachs Group Inc. (The)	19,276	11,730,795
Graco Inc.	9,976	908,614
Halliburton Co.	55,016	1,752,810
Hartford Financial Services Group Inc. (The)	17,750	2,188,753
HCA Healthcare Inc.	12,005	3,928,276
Healthpeak Properties Inc.	42,038	924,416
HEICO Corp.	2,617	715,409
HEICO Corp., Class A	4,397	928,339
Henry Schein Inc.(a)(b)	8,375	645,294
Hershey Co. (The)	8,924	1,571,784
Hess Corp.	16,943	2,493,671
Hewlett Packard Enterprise Co.	76,919	1,632,221
HF Sinclair Corp.	9,167	375,205
Hilton Worldwide Holdings Inc.	15,074	3,820,355
Hologic Inc.(a)	14,946	1,188,207
Home Depot Inc. (The)	60,579	25,996,266
Honeywell International Inc.	39,694	9,245,923
Hormel Foods Corp.	17,916	581,016
Host Hotels & Resorts Inc.	43,653	804,088
Howmet Aerospace Inc.	23,832	2,821,232
HP Inc.	59,914	2,122,753
Hubbell Inc., Class B	3,378	1,554,184
HubSpot Inc.(a)	2,822	2,034,803
Humana Inc.	7,396	2,192,026
Huntington Bancshares Inc./Ohio	86,983	1,566,564
Huntington Ingalls Industries Inc.	2,382	471,445
Hyatt Hotels Corp., Class A	2,855	450,919
IDEX Corp.	4,514	1,041,064
IDEXX Laboratories Inc.(a)	5,077	2,141,225
Illinois Tool Works Inc.	18,145	5,035,600
Illumina Inc.(a)	9,209	1,327,477
Incyte Corp.(a)	11,432	852,713
Ingersoll Rand Inc.	25,027	2,607,063
Insulet Corp.(a)	4,019	1,072,189
Intel Corp.	257,888	6,202,206
Intercontinental Exchange Inc.	34,617	5,571,952
International Business Machines Corp.	56,329	12,809,778
International Flavors & Fragrances Inc.	15,973	1,459,293
International Paper Co.	20,259	1,191,837
Interpublic Group of Companies Inc. (The)	23,627	727,948
Intuit Inc.	16,954	10,879,890
Intuitive Surgical Inc.(a)	21,673	11,746,766
Invitation Homes Inc.	37,826	1,295,541
IQVIA Holdings Inc.(a)	11,179	2,245,190
Iron Mountain Inc.	18,120	2,240,900
J.M. Smucker Co. (The)	6,362	749,380
Jabil Inc.	7,791	1,058,252
Jack Henry & Associates Inc.	4,504	793,515
Jacobs Solutions Inc., NVS	7,753	1,094,956
JB Hunt Transport Services Inc.	4,944	934,960
Johnson & Johnson	146,759	22,749,113
Johnson Controls International PLC	40,641	3,408,154
JPMorgan Chase & Co.	173,580	43,346,398
Juniper Networks Inc.	19,652	705,900
Kellanova	17,278	1,404,529
Kenvue Inc.	115,801	2,788,488
Keurig Dr Pepper Inc.	70,479	2,301,139
KeyCorp	56,687	1,104,263
Keysight Technologies Inc.(a)	10,682	1,824,913
Kimberly-Clark Corp.	20,352	2,836,051
Kimco Realty Corp.	42,027	1,074,630
Security	Shares	Value
United States (continued)
Kinder Morgan Inc.	118,720	$3,356,214
KKR & Co. Inc.	37,536	6,113,488
KLA Corp.	8,222	5,319,881
Knight-Swift Transportation Holdings Inc.	9,674	574,249
Kraft Heinz Co. (The)	55,277	1,767,206
Kroger Co. (The)	41,294	2,522,238
L3Harris Technologies Inc.	11,542	2,842,218
Labcorp Holdings Inc.	5,012	1,208,694
Lam Research Corp.	80,183	5,923,920
Lamb Weston Holdings Inc.	9,309	719,027
Las Vegas Sands Corp.	23,491	1,246,432
Leidos Holdings Inc.	8,133	1,345,198
Lennar Corp., Class A	14,616	2,548,884
Lennox International Inc.	1,922	1,282,224
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	12,851	1,135,514
Linde PLC	29,291	13,502,858
Live Nation Entertainment Inc.(a)	9,718	1,343,514
LKQ Corp.	16,717	656,811
Lockheed Martin Corp.	13,094	6,932,095
Loews Corp.	10,884	943,969
Lowe's Companies Inc.	34,547	9,411,639
LPL Financial Holdings Inc.	4,522	1,470,328
Lululemon Athletica Inc.(a)	6,826	2,188,825
LyondellBasell Industries NV, Class A	15,339	1,278,352
M&T Bank Corp.	10,431	2,294,716
Manhattan Associates Inc.(a)	3,682	1,050,990
Marathon Petroleum Corp.	20,482	3,198,264
Markel Group Inc.(a)	796	1,419,204
MarketAxess Holdings Inc.	2,331	603,006
Marriott International Inc./MD, Class A	14,623	4,227,363
Marsh & McLennan Companies Inc.	29,807	6,951,887
Martin Marietta Materials Inc.	3,622	2,173,200
Marvell Technology Inc.	53,274	4,937,967
Masco Corp.	14,713	1,185,279
Mastercard Inc., Class A	50,331	26,823,403
Match Group Inc.(a)	15,643	512,152
McCormick & Co. Inc./MD, NVS	14,611	1,145,649
McDonald's Corp.	43,999	13,024,144
McKesson Corp.	7,920	4,977,720
Medtronic PLC	78,295	6,775,649
MercadoLibre Inc.(a)	2,766	5,490,980
Merck & Co. Inc.	154,741	15,727,875
Meta Platforms Inc., Class A	133,297	76,555,133
MetLife Inc.	36,418	3,213,160
Mettler-Toledo International Inc.(a)	1,330	1,664,096
MGM Resorts International(a)	17,467	669,685
Microchip Technology Inc.	33,299	2,269,993
Micron Technology Inc.	67,450	6,606,727
Microsoft Corp.	430,654	182,364,743
MicroStrategy Inc., Class A(a)(b)	11,095	4,298,980
Mid-America Apartment Communities Inc.	6,837	1,122,362
Moderna Inc.(a)	20,134	866,970
Molina Healthcare Inc.(a)	3,417	1,017,924
Molson Coors Beverage Co., Class B	11,545	716,483
Mondelez International Inc., Class A	82,581	5,363,636
MongoDB Inc., Class A(a)	4,329	1,396,059
Monolithic Power Systems Inc.	3,016	1,712,002
Monster Beverage Corp.(a)	46,090	2,540,942
Moody's Corp.	10,008	5,003,800
Morgan Stanley	73,153	9,627,666
Mosaic Co. (The)	22,088	584,448

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Motorola Solutions Inc.	10,078	$5,035,977
MSCI Inc., Class A	4,742	2,890,865
Nasdaq Inc.	26,330	2,185,127
NetApp Inc.	13,392	1,642,395
Netflix Inc.(a)	26,185	23,221,120
Neurocrine Biosciences Inc.(a)	5,814	736,925
Newmont Corp.	70,894	2,973,294
News Corp., Class A, NVS	24,067	706,366
NextEra Energy Inc.	125,390	9,864,431
Nike Inc., Class B	73,045	5,753,755
NiSource Inc.	28,179	1,073,338
Nordson Corp.	3,429	894,935
Norfolk Southern Corp.	13,490	3,721,217
Northern Trust Corp.	13,060	1,451,750
Northrop Grumman Corp.	8,713	4,266,320
NRG Energy Inc.	12,700	1,290,447
Nucor Corp.	14,720	2,277,037
Nutanix Inc., Class A(a)(b)	14,745	962,554
Nvidia Corp.	1,496,218	206,852,138
NVR Inc.(a)	202	1,865,587
NXP Semiconductors NV	15,463	3,546,748
Occidental Petroleum Corp.	39,587	2,002,310
Okta Inc.(a)	9,915	769,007
Old Dominion Freight Line Inc.	11,967	2,694,250
Omnicom Group Inc.	12,524	1,312,766
ON Semiconductor Corp.(a)	26,733	1,901,251
ONEOK Inc.	35,847	4,072,219
Oracle Corp.	100,944	18,658,489
O'Reilly Automotive Inc.(a)	3,596	4,470,619
Otis Worldwide Corp.	24,139	2,485,834
Ovintiv Inc.	16,374	743,707
Owens Corning	5,097	1,048,045
PACCAR Inc.	31,540	3,690,180
Packaging Corp. of America	5,615	1,397,293
Palantir Technologies Inc., Class A(a)	123,598	8,290,954
Palo Alto Networks Inc.(a)	19,839	7,693,961
Parker-Hannifin Corp.	7,891	5,546,584
Paychex Inc.	19,940	2,916,624
Paycom Software Inc.	3,050	707,356
PayPal Holdings Inc.(a)	59,389	5,153,184
Pentair PLC	9,617	1,048,157
PepsiCo Inc.	83,515	13,650,527
Pfizer Inc.	343,856	9,012,466
PG&E Corp.	126,931	2,745,518
Philip Morris International Inc.	94,817	12,616,350
Phillips 66	25,930	3,474,101
Pinterest Inc., Class A(a)	36,405	1,103,800
PNC Financial Services Group Inc. (The)	24,256	5,208,248
Pool Corp.	2,374	895,212
PPG Industries Inc.	13,942	1,733,967
PPL Corp.	45,763	1,598,502
Principal Financial Group Inc.	15,068	1,312,272
Procter & Gamble Co. (The)	143,353	25,697,459
Progressive Corp. (The)	35,702	9,599,554
Prologis Inc.	56,393	6,585,575
Prudential Financial Inc.	21,838	2,826,056
PTC Inc.(a)	7,376	1,475,643
Public Service Enterprise Group Inc.	29,410	2,773,363
Public Storage	9,616	3,346,849
PulteGroup Inc.	13,586	1,837,778
Pure Storage Inc., Class A(a)	18,824	997,484
Qorvo Inc.(a)	6,645	458,837
Security	Shares	Value
United States (continued)
Qualcomm Inc.	68,298	$10,827,282
Quanta Services Inc.	8,716	3,002,836
Quest Diagnostics Inc.	7,170	1,166,272
Raymond James Financial Inc.	12,334	2,087,900
Realty Income Corp.	52,208	3,022,321
Regency Centers Corp.	11,156	843,282
Regeneron Pharmaceuticals Inc.(a)	6,602	4,952,952
Regions Financial Corp.	56,326	1,535,447
Reliance Inc.	3,463	1,112,454
Republic Services Inc., Class A	13,531	2,953,817
ResMed Inc.	9,043	2,251,888
Revvity Inc.	7,465	866,985
Rivian Automotive Inc., Class A(a)(b)	47,563	581,695
Robinhood Markets Inc., Class A(a)	32,048	1,203,082
ROBLOX Corp., Class A(a)	28,791	1,443,293
Rockwell Automation Inc.	7,102	2,096,084
Roku Inc.(a)(b)	6,984	482,106
Rollins Inc.	17,368	874,131
Roper Technologies Inc.	6,547	3,708,483
Ross Stores Inc.	20,732	3,210,765
Royal Caribbean Cruises Ltd.	14,708	3,589,634
Royalty Pharma PLC, Class A	24,858	662,714
RPM International Inc.	7,638	1,060,002
RTX Corp.	81,418	9,919,155
S&P Global Inc.	19,563	10,221,863
Salesforce Inc.	58,339	19,251,287
Samsara Inc., Class A(a)	13,279	710,294
SBA Communications Corp., Class A	6,359	1,438,724
Schlumberger NV	86,301	3,792,066
Seagate Technology Holdings PLC	11,910	1,206,840
SEI Investments Co.	7,402	611,627
Sempra Energy	38,597	3,615,381
ServiceNow Inc.(a)	12,466	13,082,319
Sherwin-Williams Co. (The)	14,753	5,862,842
Simon Property Group Inc.	20,001	3,672,184
Skyworks Solutions Inc.	9,732	852,426
Smurfit WestRock PLC	30,470	1,676,459
Snap Inc., Class A, NVS(a)(b)	62,973	743,711
Snap-on Inc.	3,233	1,195,208
Snowflake Inc., Class A(a)	18,248	3,189,750
Solventum Corp.(a)	8,274	591,674
Southern Co. (The)	66,199	5,900,317
Southwest Airlines Co.	9,380	303,537
SS&C Technologies Holdings Inc.	14,070	1,088,174
Stanley Black & Decker Inc.	9,593	858,094
Starbucks Corp.	69,122	7,082,240
State Street Corp.	19,431	1,914,148
Steel Dynamics Inc.	9,478	1,376,869
STERIS PLC	6,369	1,395,193
Stryker Corp.	20,784	8,150,446
Sun Communities Inc.	7,848	991,438
Super Micro Computer Inc.(a)(b)	32,070	1,046,765
Synchrony Financial	25,331	1,710,349
Synopsys Inc.(a)	9,346	5,219,648
Sysco Corp.	30,034	2,315,922
T Rowe Price Group Inc.	13,402	1,659,704
Take-Two Interactive Software Inc.(a)	10,298	1,939,937
Targa Resources Corp.	13,026	2,661,212
Target Corp.	27,770	3,674,249
TE Connectivity PLC, NVS	18,642	2,817,179
Teledyne Technologies Inc.(a)	2,676	1,298,556
Teleflex Inc.	2,770	534,195

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Teradyne Inc.	9,558	$1,051,380
Tesla Inc.(a)	175,359	60,526,912
Texas Instruments Inc.	55,807	11,218,881
Texas Pacific Land Corp.	1,200	1,920,108
Textron Inc.	11,533	987,571
The Campbell's Co.	12,402	572,972
Thermo Fisher Scientific Inc.	23,226	12,301,186
TJX Companies Inc. (The)	68,830	8,651,243
T-Mobile U.S. Inc.	32,533	8,033,699
Toast Inc., Class A(a)(b)	22,015	958,533
Toro Co. (The)	6,213	541,028
Tractor Supply Co.	6,614	1,876,193
Trade Desk Inc. (The), Class A(a)(b)	26,666	3,427,914
Tradeweb Markets Inc., Class A	7,357	996,874
Trane Technologies PLC	13,638	5,676,408
TransDigm Group Inc.	3,346	4,192,438
TransUnion	11,335	1,150,503
Travelers Companies Inc. (The)	14,087	3,747,705
Trimble Inc.(a)	14,922	1,088,858
Truist Financial Corp.	80,316	3,829,467
Twilio Inc., Class A(a)	9,933	1,038,396
Tyler Technologies Inc.(a)	2,642	1,662,267
Tyson Foods Inc., Class A	17,356	1,119,462
U.S. Bancorp	93,671	4,991,728
Uber Technologies Inc.(a)	115,016	8,276,551
UDR Inc.	18,108	830,433
U-Haul Holding Co.	5,160	322,190
Ulta Beauty Inc.(a)	2,960	1,144,454
Union Pacific Corp.	37,103	9,077,620
United Parcel Service Inc., Class B	44,346	6,018,639
United Rentals Inc.	4,036	3,495,176
United Therapeutics Corp.(a)	2,677	991,802
UnitedHealth Group Inc.	56,197	34,291,409
Universal Health Services Inc., Class B	3,590	735,950
Valero Energy Corp.	19,971	2,777,567
Veeva Systems Inc., Class A(a)	9,295	2,117,866
Ventas Inc.	25,088	1,607,388
Veralto Corp.	14,985	1,621,227
VeriSign Inc.(a)	5,878	1,100,244
Verisk Analytics Inc., Class A	8,569	2,521,085
Verizon Communications Inc.	257,773	11,429,655
Vertex Pharmaceuticals Inc.(a)	15,794	7,393,645
Vertiv Holdings Co., Class A	22,306	2,846,246
Viatris Inc.	72,508	949,130
VICI Properties Inc., Class A	64,139	2,091,573
Visa Inc., Class A	101,644	32,025,992
Vistra Corp.	20,943	3,347,529
Vulcan Materials Co.	8,161	2,351,429
W R Berkley Corp.	18,986	1,225,546
Walgreens Boots Alliance Inc.	44,203	398,711
Walmart Inc.	270,120	24,986,100
Walt Disney Co. (The)	110,860	13,022,724
Warner Bros Discovery Inc.(a)(b)	140,549	1,472,954
Waste Connections Inc.	15,628	3,007,921
Waste Management Inc.	24,302	5,546,202
Waters Corp.(a)	3,550	1,365,756
Watsco Inc.	1,955	1,078,378
WEC Energy Group Inc.	19,696	1,990,281
Wells Fargo & Co.	207,874	15,833,763
Welltower Inc.	36,501	5,043,708
West Pharmaceutical Services Inc.	4,590	1,494,871
Western Digital Corp.(a)	19,709	1,438,560
Security	Shares	Value
United States (continued)
Westinghouse Air Brake Technologies Corp.	10,529	$2,112,328
Westlake Corp.	2,935	376,854
Weyerhaeuser Co.	43,880	1,415,569
Williams Companies Inc. (The)	74,125	4,337,795
Williams-Sonoma Inc.	7,362	1,266,411
Willis Towers Watson PLC	6,058	1,950,676
Workday Inc., Class A(a)	12,930	3,232,371
WP Carey Inc.	12,785	729,512
WW Grainger Inc.	2,634	3,174,866
Wynn Resorts Ltd.	6,518	615,169
Xcel Energy Inc.	33,727	2,447,231
Xylem Inc./New York	15,058	1,908,602
Yum! Brands Inc.	17,100	2,375,874
Zebra Technologies Corp., Class A(a)	3,161	1,286,527
Zillow Group Inc., Class C (a)(b)	10,263	869,379
Zimmer Biomet Holdings Inc.	12,910	1,447,211
Zoetis Inc.	27,950	4,898,237
Zoom Video Communications Inc., Class A(a)	14,468	1,196,359
Zscaler Inc.(a)	5,578	1,152,359
		3,236,035,410
Total Common Stocks — 99.6% (Cost: $3,297,753,682)		4,376,143,364
Preferred Stocks
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,382	231,693
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	6,663	417,782
Henkel AG & Co. KGaA, Preference Shares, NVS	10,291	878,266
Porsche Automobil Holding SE, Preference Shares, NVS	8,860	325,330
Sartorius AG, Preference Shares, NVS	1,556	359,280
Volkswagen AG, Preference Shares, NVS	12,201	1,045,929
		3,258,280
Total Preferred Stocks — 0.1% (Cost: $4,897,958)		3,258,280
Warrants
Canada — 0.0%
Constellation Software Inc. (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(e)	989	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $3,302,651,640)		4,379,401,644
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(f)(g)	23,516,738	23,528,497

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(f)	2,550,000	$2,550,000
Total Short-Term Securities — 0.6% (Cost: $26,069,627)		26,078,497
Total Investments — 100.3% (Cost: $3,328,721,267)		4,405,480,141
Liabilities in Excess of Other Assets — (0.3)%		(12,988,438)
Net Assets — 100.0%		$4,392,491,703

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,102,539	$7,428,873 (a)	$—	$2,932	$(5,847)	$23,528,497	23,516,738	$12,752 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,440,000	110,000 (a)	—	—	—	2,550,000	2,550,000	63,757	—
BlackRock Inc.	7,201,855	1,054,431	—	—	991,872	9,248,158	9,042	40,729	—
				$2,932	$986,025	$35,326,655		$117,238	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	5	12/12/24	$896	$(1,206)
E-Mini S&P 500 Index	29	12/20/24	8,775	372,716
Euro STOXX 50 Index	21	12/20/24	1,068	(29,779)
FTSE 100 Index	9	12/20/24	952	5,751
				$347,482

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI World ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,400,008,666	$976,134,698	$—	$4,376,143,364
Preferred Stocks	878,266	2,380,014	—	3,258,280
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	26,078,497	—	—	26,078,497
	$3,426,965,429	$978,514,712	$—	$4,405,480,141
Derivative Financial Instruments(a)
Assets
Equity Contracts	$372,716	$5,751	$—	$378,467
Liabilities
Equity Contracts	—	(30,985)	—	(30,985)
	$372,716	$(25,234)	$—	$347,482

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor's